Other Income - Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other expense | Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income - taxes other than income taxes	$ 5,762	$ 7,745	$ 7,056